Cover	Sep. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 07, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41125
Entity Registrant Name	APX Acquisition Corp. I
Entity Central Index Key	0001868573
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Juan Salvador Agraz 65
Entity Address, Address Line Two	Contadero
Entity Address, Address Line Three	Cuajimalpa de Morelos
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	05370
City Area Code	202
Local Phone Number	465-5882
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, par value $0.0001 per share, and one-half of one Redeemable Warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Title of 12(b) Security	Warrant, each whole warrant exercisable for one Class A Ordinary Share for $11.50 per share
Trading Symbol	APXIW
Security Exchange Name	NASDAQ